Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Entity Information [Line Items]
Relating to utility property, net	$ 541,369	$ 539,318
Regulatory assets recoverable through future rates	178,187	161,697
Other	11,768	14,211
Total deferred tax liabilities	731,324	715,226
Investment tax credit	1,507	2,019
Regulatory liabilities including ARO	260,555	247,118
Employee benefit plans	38,159	45,091
Net operating loss	23,161	51,364
Other	10,548	10,289
Total deferred tax assets	333,930	355,881
Net deferred tax liability	397,394	359,345
Less: deferred tax asset - current	0	(61,782)
Deferred income taxes – net	397,394	421,127
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Relating to utility property, net	541,369	539,318
Regulatory assets recoverable through future rates	178,187	161,697
Other	11,349	13,885
Total deferred tax liabilities	730,905	714,900
Investment tax credit	1,507	2,019
Regulatory liabilities including ARO	260,555	247,118
Employee benefit plans	38,159	45,090
Net operating loss	0	31,172
Other	10,953	10,008
Total deferred tax assets	311,174	335,407
Net deferred tax liability	419,731	379,493
Less: deferred tax asset - current	0	(41,551)
Deferred income taxes – net	$ 419,731	$ 421,044